OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2019
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

8. OTHER RECEIVABLES, NET

	December 31,	December 31,
	2018	2019
	RMB	RMB
Deposits in non-bank financing partners (i)	502,550	294,763
Rental and other deposits	77,902	89,761
Staff advance	55,652	28,080
Receivables from third-party payment settlement platform	34,787	7,143
Others	42,970	26,428
	713,861	446,175
Less: allowance for doubtful accounts	(6,457)	(6,119)
	707,404	440,056
(i)

In relation with the Company's historically-facilitated loans for non-banking financial institutions, which were not transferred to Golden Pacer during the divestiture of loan facilitation related business (Note 3), the Company, as the guarantor, is required to deposit a separate guarantee fund with those financial institutions.

The movement of allowance for doubtful accounts for the years ended December 31, 2017, 2018 and 2019 was as follows:

	2017	2018	2019
	RMB	RMB	RMB
At the beginning of year	(269)	(272)	(6,457)
Addition	(3)	(23,608)	(1,411)
Write-off	—	17,423	—
Reclassified as assets held for sale	—	—	1,749
At the ending of year	(272)	(6,457)	(6,119)